SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) $ / ¥	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convenience translation rate (USD to RMB) | $ / ¥	6.3726				6.3726
Translation differences are recorded in "Accumulated other comprehensive income", a component of shareholders' equity. Total exchange loss	¥ (12,816)	$ (2,011)	¥ (21,861)	¥ 0
Inventories cost	32,163		19,539		$ 5,047
Inventory reserve	4,109		2,666		$ 645
Impairment of long-lived assets | ¥	¥ 0		¥ 0	0
Number of operating segment	1	1
Number of geographical segments	0	0	0
Practical expedient available under ASC 606-10-50-14 to not to disclose information about its remaining performance obligations	false	false
Advertising expenses	¥ 126,264	$ 19,814	¥ 63,195	4,593
Employee benefit expenses	¥ 89,679	$ 14,073	¥ 24,073	¥ 22,107